Legal Reserve	6 Months Ended
Jun. 30, 2021
Disclosure of reserves within equity [text block] [Abstract]
LEGAL RESERVE
20.	LEGAL RESERVE

Under the provisions of the Civil and Commercial Code, GF Cash (CIT) is required to set aside as a legal reserve at least 5% of the profits arising from the business of the Company at each dividend distribution until the reserve is at least 10% of the registered share capital. The legal reserve is non-distributable. The Company reserve has met the legal reserve requirement of $223,500 as of June 30, 2021 and December 31, 2020.